Investment Strategy - Praxis Impact International ETF	Jun. 23, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in equity securities of foreign companies organized under the laws of, headquartered in, or whose common equity securities are principally traded in countries outside the United States. The Fund seeks to generate performance that reflects the performance of a broad representation of foreign developed markets, as measured by its benchmark index, the Morningstar Developed Markets ex-North America Target Market Exposure. Equity securities in which the Fund invests include common stocks and American Depositary Receipts (ADRs), which are equity securities that represent shares of foreign companies in the index. The Fund will not hold all index constituents. Instead, the Fund seeks to invest in companies aligned with the Praxis Stewardship Investing core values. The Adviser applies proprietary screens that reflect the Praxis Stewardship Investing core values. The Fund’s Sub-Adviser applies proprietary optimization techniques to the non-excluded companies, to select investments according to their contribution to the Fund’s overall objective, while also seeking to construct a portfolio with substantially similar risk and return characteristics as the index. The Sub-Adviser determines whether to sell an investment based upon its assessment of the relative costs and benefits of continuing to hold an investment versus replacing it with other available investments, in light of the Fund’s investment objective, strategy and the characteristics of the overall portfolio.

Praxis Stewardship Investing Core Values

Through various impact strategies, the Fund seeks to support the following core values:

●  Respecting the dignity and value of all people

●  Building a world at peace and free from violence

●  Demonstrating a concern for justice in a global society

●  Exhibiting responsible management practices

●  Supporting and involving communities

●  Practicing environmental stewardship

Additional information on Praxis’ Stewardship Investing philosophy, core values, screens and other ImpactX strategies can be found in the “Investment Objectives, Principal Investment Strategies and Related Risks” section beginning on page 4 of the Fund’s Prospectus.